Transactions and Balances With Related Parties	12 Months Ended
Dec. 31, 2017
Transactions and Balances with Related Parties [Abstract]
TRANSACTIONS AND BALANCES WITH RELATED PARTIES
NOTE 36:-	TRANSACTIONS AND BALANCES WITH RELATED PARTIES

a.	Income

	Year ended December 31
	2017	2016	2015
	NIS in millions
Management fees from the parent company (section d)	1.5	1.4	1.5
Interest income from investees	23	29	34

b.	Other expenses and payments

	Year ended December 31
	2017		2016		2015
	Number of people	NIS in millions	Number of people	NIS in millions	Number of people	NIS in millions
Directors' fees	6	2.2	8	2.7	8	3.3
Salaries and related expenses, see (1) below	3	14.3	4	31.1	5	28.1

(1)	As for the employment terms (including share based compensation) of the Executive Vice Chairman of the Board and CEO, and former CEO (who serves as a Director) and VP Investments of the Company, see details in section c below.

c.	Employment agreements

1.	Vice Chairman of the Board of Directors, CEO and a Controlling Shareholder, Mr. Chaim Katzman

a)	Until January 31, 2018 Mr. Katzman served as the Executive chairman of the Board of Directors of the Company.

Without compensation from the Company, although in the course of fulfilling his duties Mr. Katzman was entitled to continue using the Company’s resources in order to fulfill his duties.

b)	In June 2014, EQY and Mr. Katzman entered into an agreement for the period commencing on January 1, 2015, according to which Mr. Katzman will continue serving as EQY’s Chairman of the Board of Directors. The agreement ended following the completion of the merger transaction between EQY and REG on March 1, 2017. According to the agreement, Mr. Katzman was entitled to an annual grant which was determined at the discretion of EQY’s compensation committee as well as annual amount of U.S.$ 15 thousand as well as to a reimbursement of expenses with respect to his position. The agreement also sets forth provisions relating to its termination by either EQY or Mr. Katzman and the compensation to which Mr. Katzman will be entitled to upon termination as well as acceleration of vesting periods of 255,000 restricted shares that were granted to Mr. Katzman, in January 2015. Upon completion of the merger between EQY and REG, the remaining EQY restricted shares held by Mr. Katzman vested in full (approximately 85 thousand restricted shares).

c)	Due to his service as a director in FCR, until May 2017 Mr. Katzman was entitled to the customary directors’ fees in FCR, which for 2017 amounted to C$ 20.5 thousand as well as an allotment deferred share units at a cost of C$ 116.85 thousand. Additionally, in January 2015, Mr. Katzman was allotted 1,995, deferred restricted share units that are convertibles into 1,995 FCR shares, at a price per share of C$ 18.85, these vested upon the termination of Mr. Katzman office as a director in FCR, on May 2017.

d)	According to the advisory agreement with ATR from 2009 (amended from time to time), Mr. Katzman, ATR’s Chairman of the Board is entitled to a yearly remuneration of € 550 thousand due to advisory services and recovery of expenses from ATR, starting April 2017, the yearly remuneration was updated to € 700 thousand.

e)	For 2017, Mr. Katzman is entitled for director’s remuneration in the amount of € 165 thousand for his services as CTY’s chairman of the Board (2016 - € 165 thousand).

f)	For his office as director in REG, in the period from March 2017 to February 2018 Mr. Katzman was entitled to directors’ fees as customary in REG, which in 2017 amounted to U.S.$ 62.5 thousand as well as an allotment of common stock at a cost in REG reports of U.S$ 128 thousands.

2.	Former Vice Chairman of Board of Directors and former CEO of the Company, Director and a Controlling Shareholder during the Reporting Period, Mr. Dor J. Segal

a)	In the reporting period and until January 31, 2018 Mr. Segal served as Executive vice Chairman of the Company’s Board of Directors and CEO of the Company, this under an employment agreement approved by the General meeting in March 2017 (after obtaining the approval of the Compensation Committee and Board of Directors of the Company).

Pursuant to the agreement, Mr. Segal monthly salary represented a monthly cost of NIS 166,667 (comprising a base salary and social and related benefits, as customary in the Company, and linked to the CPI (“the Fixed Salary”)) and an annual cost of NIS 2 million (that comprises any compensation payable to Mr. Segal by public subsidiaries of the Company (excluding FCR), as described below).

In view of the entitlement of Mr. Segal to compensation for his office in subsidiaries of the Company (excluding FCR), the Company only paid Mr. Segal the difference between the annual cost of his salary and the overall actual amounts that Mr. Segal receives from each subsidiary of the Company (excluding FCR).

Under the terms of his employment agreement, Mr. Segal was not entitled to an annual bonus.

Additionally, in the reporting period, Mr. Segal was allotted to 2,965,505 performance-based option warrants (non-negotiable) for the purchase of ordinary shares of the Company of NIS 1 par value each (that represented 1.49% of the issued and paid share capital), in a quantity that, as of the date of approval by the general meeting, reflects a total cost to the Company of NIS 12,929 thousand for the duration of the agreement. (The number of option warrants was determined on the basis of the average price of the Company’s share on the Stock Exchange in the 30 trading day that preceded the date of approval by the Board of Directors (February 9, 2017) ).

The exercise price of each option warrant is NIS 42. In addition to the above exercise price, the exercise of the option warrants is conditional upon an average target price for the Company’s share that is higher than the exercise price and a prerequisite for their exercise is an average quoted share price of at least NIS 45 over 90 consecutive days during the 12-month period that precedes the date of exercise. The option warrants were to vest over a period of three years from their grant date, but their vesting was accelerated due to termination of employment, on January 2018, as described below. The final expiration date of all option warrants is the end of five years from grant date, this also being the case in the event of the termination of employment.

Pursuant to the provisions of the agreement, since the employment of Mr. Segal was terminated, he is entitled to the following: (a) advance-notice period of 180 days, during which Mr. Segal is entitled to receive the Fixed Salary; (b) Fixed Salary for an additional six months; (c) acceleration of the vesting period of all equity compensation components allotted to him that have not yet vested.

Mr. Segal is also be entitled to indemnification and insurance under terms that are identical to those of the other officers in the Company.

b)	Pursuant to an agreement signed between FCR and Mr. Segal in February 2017 (which amends a previous agreement between the parties), for his office as Chairman of the Board of Directors of FCR, Mr. Segal is entitled to annual compensation of C$ 500 thousand and to an annual allotment of restricted share units with a value of C$ 500 thousand. In accordance with the terms of the engagement, as above, in March 2017 Mr. Segal was allotted 24,824 restricted share units of FCR that are convertible into 24,824 FCR shares. The agreement is for a period of three years, commencing in February 2017. The agreement also provides for the terms of termination of the employment by FCR and of the advance notice.

c)	For his service as director in EQY during 2017 until March 1, 2017, Mr. Segal received, under the general remuneration plan for directors in EQY, 5,250 restricted shares of EQY that were converted into REG shares upon completion of the merger between EQY and REG. Upon completion of the merger between EQY and REG, Mr. Segal ended his office as director in EQY.

d)	Until March 2017, Mr Segal served as Vice Chairman of the Board of Directors of CTY, for his office, Mr. Segal was entitled to annual remuneration in the amount of € 75 thousand and to a per-meeting remuneration of € 600, which in 2017 amounted to € 2,000.

e)	Commencing in January 2016 and until his appointment as CEO of the Company, Mr. Segal is entitled to directors’ remuneration in respect of his office in the Company in an amount that is the lower of: (a) the maximum annual compensation and the maximum participation remuneration to an expert director, as set out in the Companies Regulations (Rules for Remuneration and Expenses to an External Director), 2000; or (b) the lowest amount that is payable to another director in the Company. As of the reporting date the fees of the other directors in the Company exceeds the maximum remuneration that is provided for in the Remuneration Regulations, the remuneration to which Mr. Segal is entitled the remuneration that is set out in the Remuneration Regulations. Upon his taking office as CEO of the Company, Mr. Segal is no longer entitled to directors’ fees as above.

3.	VP Investments of the Company, Mr. Zvi Gordon

a)	In June 2017 Mr. Zvi Gordon, the son-in-law of Mr. Katzman, appointed as VP Investments of the Company, this alongside his office as VP Mergers & Acquisitions in Gazit USA, a wholly-owned subsidiary of the Company. Mr. Gordon’s employment agreement was approved by the general meeting of the Company in October 2017 (after obtaining the approval of the Company’s Compensation Committee and Board of Directors). The agreement is for a period of 3 years, commencing on June 19, 2017, subject to the entitlement of either of the parties to terminate the agreement with an advance notice of 90 days. For his office, Mr. Gordon is entitles to annual remuneration of U.S.$ 200 thousand (linked to the annual increase in the consumer price index), payable in monthly installments. Mr. Gordon is also entitled to customary social and related benefits )the relating grossing-up of tax will be borne by the Company) as well as to indemnification, exemption and insurance as customary in the Company.

According to his employment agreement, Mr. Gordon is entitled to an annual cash bonus, in a total amount that will not exceed 60% of the base annual salary to which he is entitled for any year, calculated based on the extent to which the Company meets measurable goals set for the Company a year in advance.

Additionally, in the reporting period, Mr. Gordon was allotted 224,848 option warrants (non-negotiable) for the purchase of ordinary shares of NIS 1 par value of the Company, at an exercise price of NIS 34.308 per share, and 19,985 restricted share units. The option warrants and the restricted share units vest in three equal batches, starting at the end of one year from their grant date. Option warrants that are not exercised within 90 days of the termination of Mr. Gordon’s engagement with the Company, will expire. The final expiration date of all option warrants is at the end of 4 years from their date of grant. The option warrants may also be exercised in a cashless exercise. In the event of a dividend distribution, Mr. Gordon shall be entitled to a monetary compensation that reflects the benefit of the dividend distribution pertaining to the restricted share units that are not yet vested on the dividend distribution date.

If the employment of Mr. Gordon is terminated before the elapsing of three years (other than under circumstances that allow the Company to terminate the agreement without entitlement to severance pay), and in the event of resignation under circumstances where the resignation is legally deemed as dismissal, in the event of death or loss of working capacity, Mr. Gordon shall be entitled to: (a) an advance-notice period of 90 days, during which Mr. Gordon shall be entitled to his base salary and the attaching benefits payable during an advance-notice period; and (b) a proportion of the annual bonus to which Mr. Gordon shall be entitled for the year in which his office is terminated.

In the event of the termination of the employment of Mr. Gordon within a period of 12 months following a change of control in the Company (as defined in the agreement), Mr. Gordon shall be entitled to the following (in lieu of the compensation set out in this section above): acceleration of the vesting period of all components of equity compensation allotted to him that had not yet vested and an annual bonus at the rate of 200% of his annual base salary in the year of completion of the change of control, provided that said amount does not exceed an amount reflecting his base salary in the period remaining to the expiry of his agreement with the addition of three months.

b)	For his office as Vice President of Mergers & Acquisitions at Gazit USA, a wholly owned subsidiary of the Company Mr. Gordon is entitled to an annual salary of U.S.$ 130,000, a discretionary annual bonus of no more than 40% of the annual salary and the attaching social benefits as customary in Gazit USA. Commencing on the date of his appointment as the Company’s VP Investments, this compensation is included in the compensation that is set out in subsection a. above.

Additionally, in November 2016, the aforesaid organs approved the inclusion of Mr. Gordon in a liability insurance for directors and officers, as customary in the Company.

d.	Entering into an agreement with Norstar

On January 26 2012, the Company’s shareholders meeting approved entering into an agreement with Norstar (the “Gazit-Norstar Agreement”), as recently updated in October 2017, with respect to the following matters:

1.	Norstar will pay the Company monthly management fees of NIS 139 thousands (as recently updated in October 2017) linked to increase in the Israeli CPI including VAT for various management services. The Agreement is for a three-year period and renews automatically for further periods, each for three years, with each party being entitled to give notice of non-renewal subject to the applications of the Companies Law. Management services will include secretarial services, book keeping services, treasury services, computer services, communications, legal services, and dealing with bank financing, the capital markets and investments.

2.	Amendment of the existing non-competition provisions between the Company and Norstar Group, the principals of which, to date, are as follows: Norstar has undertaken that, so long as Norstar Group continues to be the Company’s sole controlling shareholder and so long as the Company is principally an owner, developer, and operator of supermarket-anchored shopping centers and retail-based, mixed-use properties (in this section: the “Shopping Centers”) and/or controls and holds companies that are engaged primarily engaged in said fields as a principal activity, Norstar Group will not engage in such fields and will not own shares in companies that are engaged in such fields as its principal activity and proposals it receives to engage in and/or to hold the aforementioned will be passed on by it to the Company, except for finance holding up to 5% of the share capital of a single company which is traded on the stock exchange in Israel or abroad and engaged in this field as a primarily field.

It is further clarified that Norstar may own, develop and operate real estate other than Shopping Centers, as defined above, and may hold the shares of companies that own, develop and operate real estate other than Shopping Centers as their primary activity.

3.	In light of the Company’s shares offering on the NYSE, registration rights have been granted to Norstar in connection with the securities of the Company that are held by Norstar Group, subject to the terms set forth in the Agreement.

e.	Balances with related parties

	December 31
	2017	2016
	NIS in millions
Interest receivable from joint venture and equity-accounted investee (Note 6)	10	11
Loans to equity-accounted investees (Note 8a)	354	401

f.	Consolidated Companies:

For details regarding transactions and balances with consolidated companies, see note 8.